Financial Instruments - Summary of Movement in Allowance for Financial Assets Trade and Other Receivable (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about financial instruments [abstract]
Beginning balance	₨ 10,451	$ 139	₨ 9,821
Allowance made during the year	2,576	34	491
Reversals/ write-off during the year	(354)	(5)	(54)
Foreign Exchange difference	377	5	193
Ending balance	₨ 13,050	$ 173	₨ 10,451